Stockholders' equity and dividend payments	9 Months Ended
Sep. 30, 2026
Stockholders' equity and dividend payments [Abstract]
Stockholders' equity and dividend payments
Note 6 – Stockholders’ equity and dividend payments
Common stock
Issued at September 30, 2026	161,235,573
Number of shares authorized for issue at September 30, 2026	250,000,000
Par value	$0.01

Common stock
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Stock repurchases
No stock repurchases were made during the first three quarters of 2026 or during the year ended December 31, 2025.
Dividend payments
Dividend payments made year-to date as of September 30, 2026:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 24, 2026	$196,707	$1.22
May 28, 2026	$103,067	$0.64
February 26, 2026	$66,027	$0.41
Total payments made year-to-date as of September 30, 2026	$365,801	$2.27

Dividend payment made during 2025:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 19, 2025	$28,944	$0.18
August 25, 2025	$38,592	$0.24
May 28, 2025	$24,091	$0.15
February 25, 2025	$27,286	$0.17
Total payments made during 2025	$118,913	$0.74